PAINEWEBBER HIGH INCOME FUND

PERFORMANCE RESULTS(UNAUDITED)

                                           NET ASSET VALUE                               TOTAL RETURN(1)
                              ------------------------------------------       -----------------------------------
                                                                                  12 MONTHS            6 MONTHS
                              11/30/01        05/31/01         11/30/00        ENDED 11/30/01       ENDED 11/30/01
------------------------------------------------------------------------------------------------------------------
Class A Shares                  $3.28           $3.77            $3.90              (4.15)%             (6.66)%
Class B Shares                   3.28            3.77             3.90              (4.86)              (7.01)
Class C Shares                   3.28            3.77             3.91              (4.88)              (6.91)


PERFORMANCE SUMMARY CLASS A SHARES

                                     NET ASSET VALUE
                                 -----------------------         CAPITAL GAINS
PERIOD COVERED                   BEGINNING        ENDING          DISTRIBUTED        DIVIDENDS PAID(2)   TOTAL RETURN(1)
--------------------------------------------------------------------------------------------------------------------------
08/31/84-12/31/84                 $ 9.57          $ 9.80            $0.0100              $0.3717              6.46%
1985                                9.80           10.38               --                 1.4080             21.67
1986                               10.38           10.36             0.0250               1.4160             14.27
1987                               10.36            8.88             0.0475               1.3010             (1.98)
1988                                8.88            8.44               --                 1.2317              9.13
1989                                8.44            7.26               --                 1.0687             (1.83)
1990                                7.26            5.70               --                 0.9744             (8.53)
1991                                5.70            7.23               --                 1.0159             47.02
1992                                7.23            7.93               --                 0.9698             24.06
1993                                7.93            8.77               --                 0.8894             22.74
1994                                8.77            6.96               --                 0.8576            (11.69)
1995                                6.96            6.92               --                 0.7879             10.96
1996                                6.92            7.39               --                 0.7001             17.73
1997                                7.39            7.64               --                 0.6727             12.98
1998                                7.64            6.54               --                 0.6627             (6.22)
1999                                6.54            6.37               --                 0.6975              8.55
2000                                6.37            3.94               --                 0.5778            (30.56)
01/01/01-11/30/01                   3.94            3.28               --                 0.4421             (6.03)
--------------------------------------------------------------------------------------------------------------------------
                                                            Totals:  $0.0825            $16.0450
--------------------------------------------------------------------------------------------------------------------------
                                                                  CUMULATIVE TOTAL RETURN AS OF 11/30/01:   175.61%
--------------------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS B SHARES

                                     NET ASSET VALUE
                                 -----------------------         CAPITAL GAINS
PERIOD COVERED                   BEGINNING        ENDING          DISTRIBUTED        DIVIDENDS PAID(2)   TOTAL RETURN(1)
--------------------------------------------------------------------------------------------------------------------------
07/01/91-12/31/91                  $6.85           $7.22               --                $0.4960             12.92%
1992                                7.22            7.92               --                 0.9037             23.07
1993                                7.92            8.77               --                 0.8237             21.97
1994                                8.77            6.96               --                 0.7969            (12.34)
1995                                6.96            6.92               --                 0.7344             10.15
1996                                6.92            7.38               --                 0.6466             16.70
1997                                7.38            7.64               --                 0.6163             12.31
1998                                7.64            6.53               --                 0.6071             (7.06)
1999                                6.53            6.36               --                 0.6473              7.71
2000                                6.36            3.93               --                 0.5389            (31.15)
01/01/01-11/30/01                   3.93            3.28               --                 0.4161             (6.44)
--------------------------------------------------------------------------------------------------------------------------
                                                         Totals:   $0.0000               $7.2270
--------------------------------------------------------------------------------------------------------------------------
                                                                      CUMULATIVE TOTAL RETURN AS OF 11/30/01:   40.76%
--------------------------------------------------------------------------------------------------------------------------

1 Figures assume reinvestment of all dividends and other distributions at net asset value on the ex-dividend dates and do not include sales charges; results for each class would be lower if sales charges were included. Total investment return for periods less than one year has not been annualized.
2    Certain distributions may contain short-term capital gains.

     The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PERFORMANCE SUMMARY CLASS C SHARES

                                     NET ASSET VALUE
                                 -----------------------         CAPITAL GAINS
PERIOD COVERED                   BEGINNING        ENDING          DISTRIBUTED        DIVIDENDS PAID(2)   TOTAL RETURN(1)
--------------------------------------------------------------------------------------------------------------------------
07/02/92-12/31/92                  $7.80           $7.94               --                $0.4041              7.07%
1993                                7.94            8.79               --                 0.8456             22.22
1994                                8.79            6.97               --                 0.8185            (12.20)
1995                                6.97            6.93               --                 0.7528             10.40
1996                                6.93            7.40               --                 0.6653             17.13
1997                                7.40            7.65               --                 0.6360             12.42
1998                                7.65            6.55               --                 0.6269             (6.66)
1999                                6.55            6.38               --                 0.6658              8.01
2000                                6.38            3.94               --                 0.5532            (31.01)
01/01/01- 11/30/01                  3.94            3.28               --                 0.4252             (6.47)
--------------------------------------------------------------------------------------------------------------------------
                                                          Totals:   $0.0000              $6.3934
--------------------------------------------------------------------------------------------------------------------------
                                                                  CUMULATIVE TOTAL RETURN AS OF 11/30/01:     8.66%
--------------------------------------------------------------------------------------------------------------------------

1 Figures assume reinvestment of all dividends and other distributions at net asset value on the ex-dividend dates and do not include sales charges; results would be lower if sales charges were included. Total return for periods less than one year has not been annualized.
2    Certain distributions may contain short-term capital gains.

Note: The Fund offers Class Y shares to a limited group of investors. For the year ended November 30, 2001 and since inception, February 20, 1998 through November 30, 2001, Class Y shares have a total return of (3.93)% and (34.98)%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO OF INVESTMENTS                                       NOVEMBER 30, 2001

PRINCIPAL
 AMOUNT                                                                     MATURITY         INTEREST
  (000)                                                                       DATES            RATES              VALUE
---------                                                                  ----------       ----------         ------------
CORPORATE BONDS--77.15%
AEROSPACE--0.77%
$    920  K & F Industries, Inc.                                            10/15/07           9.250%          $    906,200
                                                                                                               ------------
AUTOMOTIVE--0.98%
   3,500  J.L. French Automotive Castings                                   06/01/09          11.500              1,155,000
                                                                                                               ------------
BROADCASTING--1.79%
   2,000  Echostar DBS Corp.                                                02/01/09           9.375              2,105,000
                                                                                                               ------------
BUILDING PRODUCTS-CEMENT--0.89%
   1,000  American Standard, Inc.                                           02/01/08           7.375              1,045,000
                                                                                                               ------------
CABLE--11.22%
   1,650  Adelphia Communications Corp.                                     02/01/08           8.375              1,534,500
     600  Callahan Nordrhein-Westfalen                                      07/15/10          14.000                450,000
   2,500  Charter Communication Holdings**                                  04/01/07           8.250              2,425,000
   2,050  CSC Holdings, Inc.                                                08/15/09           8.125              2,132,072
   2,000  Frontiervision Operating Partners LP                              10/15/06          11.000              2,080,000
   2,500  Lin Holdings Corp.                                                03/01/08          10.000+             1,550,000
   2,000  NTL, Inc.                                                         10/01/08          11.500                720,000
   3,000  Telewest PLC                                                      10/01/06           9.625              2,340,000
                                                                                                               ------------
                                                                                                                 13,231,572
                                                                                                               ------------
CHEMICALS--2.60%
   2,200  Huntsman ICI Chemicals LLC                                        07/01/09          10.125              2,046,000
   1,000  Lyondell Chemical Co.                                             05/01/07           9.875              1,020,000
                                                                                                               ------------
                                                                                                                  3,066,000
                                                                                                               ------------
COMMERCIAL SERVICES--3.25%
   2,000  Iron Mountain, Inc.                                               09/30/09           8.750              2,105,000
   1,612  P&L Coal Holdings Corp.                                           05/15/08           9.625              1,732,900
                                                                                                               ------------
                                                                                                                  3,837,900
                                                                                                               ------------
COMMUNICATIONS-FIXED--4.17%
   1,190  Allegiance Telecom, Inc.                                          05/15/08          12.875                892,500
   2,000  Benedek Communications Corp. (b)                                  05/15/06          13.250+             1,100,000
   1,000  Colt Telecom Group PLC                                            12/15/06          12.000+               900,000
   2,000  Global Crossing Holdings Ltd.**                                   11/15/09           9.500                260,000
   2,000  Hyperion Telecommunications, Inc.                                 11/01/07          12.000                 30,000
   2,000  KMC Telecom Holdings, Inc.                                        05/15/09          13.500                170,000
   3,000  NorthEast Optic Network, Inc.                                     08/15/08          12.750                750,000
   6,400  Pathnet, Inc. (b)                                                 04/15/08          12.250                 64,000
   2,000  Tele1 Europe BV                                                   05/15/09          13.000                750,000
     700  Viatel, Inc. (b)                                                  04/15/08          12.500+                 1,750
                                                                                                               ------------
                                                                                                                  4,918,250
                                                                                                               ------------
COMMUNICATIONS-MOBILE--2.73%
     850  Crown Castle International Corp.                                  08/01/11          10.750                869,125
     500  McCaw International Ltd.                                          04/15/07          13.000+                35,000

PRINCIPAL
 AMOUNT                                                                     MATURITY         INTEREST
  (000)                                                                       DATES            RATES              VALUE
---------                                                                  ----------       ----------         ------------
CORPORATE BONDS--(CONTINUED)
COMMUNICATIONS-MOBILE--(CONCLUDED)
$  3,000  Nextel Communications, Inc.                                       02/15/08           9.950%+         $  2,190,000
   2,550  Nextel International, Inc.                                        04/15/08          12.125+               127,500
                                                                                                               ------------
                                                                                                                  3,221,625
                                                                                                               ------------
COMPUTER SOFTWARE & SERVICES--1.71%
   2,000  Unisys Corp.                                                      04/01/08           7.875              2,020,000
                                                                                                               ------------
CONSTRUCTION PRODUCTS--0.86%
   1,000  Nortek, Inc.                                                      03/15/07           9.250              1,015,000
                                                                                                               ------------
CONSUMER MANUFACTURING--0.76%
   3,000  Desa International, Inc.                                          12/15/07           9.875                900,000
                                                                                                               ------------
ENERGY--0.59%
   3,473  Orion Refining Corp.**++(c)                                       11/15/04          10.000+              694,636
                                                                                                               ------------
FINANCE--1.32%
   4,939  Airplanes Pass-Through Trust                                      03/15/19          10.875              1,560,257
   9,000  Superior National Insurance Group++(b)                            12/01/17          10.750                      0
                                                                                                               ------------
                                                                                                                  1,560,257
                                                                                                               ------------
FINANCE-CONSUMER--1.70%
   2,000  Williams Scotsman, Inc.                                           06/01/07           9.875              2,000,000
                                                                                                               ------------
FOREST PRODUCTS--1.47%
   1,860  Buckeye Technologies, Inc.                                        10/15/10           8.000              1,729,800
                                                                                                               ------------
GAMING--2.62%
      15  Boyd Gaming Corp.                                                 07/15/07           9.500                 15,375
   3,000  Station Casinos                                                   07/01/10           9.875              3,075,000
                                                                                                               ------------
                                                                                                                  3,090,375
                                                                                                               ------------
GENERAL INDUSTRIAL--0.94%
   2,250  Blount, Inc.                                                      08/01/09          13.000              1,113,750
                                                                                                               ------------
HEALTHCARE--4.36%
   1,325  HCA-The Healthcare Co.                                            02/01/11           7.875              1,397,875
   3,470  Tenet Healthcare Corp.                                            12/01/08           8.125              3,747,600
                                                                                                               ------------
                                                                                                                  5,145,475
                                                                                                               ------------
HOTEL, MOTEL OR LODGING--4.71%
   1,000  Aztar Corp.                                                       05/15/07           8.875              1,050,000
   1,495  HMH Properties, Inc.                                              12/01/08           8.450              1,427,725
   3,150  Host Marriott L.P.                                                02/15/06           8.375              3,071,250
                                                                                                               ------------
                                                                                                                  5,548,975
                                                                                                               ------------
HOTELS/GAMING--6.27%
   2,000  Mandalay Resort Group                                             08/01/08           9.500              2,130,000
   3,000  MGM Grand, Inc.                                                   06/01/07           9.750              3,191,250
   2,000  Park Place Entertainment Corp.                                    09/15/08           8.875              2,075,000
                                                                                                               ------------
                                                                                                                  7,396,250
                                                                                                               ------------

PRINCIPAL
 AMOUNT                                                                     MATURITY         INTEREST
  (000)                                                                       DATES            RATES              VALUE
---------                                                                  ----------       ----------         ------------
CORPORATE BONDS--(CONTINUED)
HOUSEHOLD GOODS & TEXTILES--1.59%
$  2,000  WestPoint Stevens, Inc.                                           02/28/05          15.000%          $  1,880,000
                                                                                                               ------------
INSURANCE--0.92%
   1,000  Willis Corroon Corp.                                              02/01/09           9.000              1,080,000
                                                                                                               ------------
MACHINERY (DIVERSIFIED)--0.83%
   1,500  Argo Tech Corp.                                                   10/01/07           8.625                975,000
                                                                                                               ------------
MEDIA--1.34%
   1,500  Chancellor Media Corp.                                            11/01/08           8.000              1,582,500
  12,659  Inter Act Systems, Inc.**++(c)                                    08/01/03          14.000+                     0
                                                                                                               ------------
                                                                                                                  1,582,500
                                                                                                               ------------
METALS--0.73%
     885  Earle M. Jorgensen Co.                                            04/01/05           9.500                858,450
                                                                                                               ------------
METALS & MINING--0.96%
   1,000  Ball Corp.                                                        08/01/08           8.250              1,055,000
      74  P&L Coal Holdings Corp.                                           05/15/08           8.875                 79,550
                                                                                                               ------------
                                                                                                                  1,134,550
                                                                                                               ------------
PAPER & PACKAGING--1.17%
   1,000  Buckeye Cellulose Corp.                                           12/15/05           8.500                975,000
     500  Gaylord Container Corp.                                           06/15/07           9.750                405,000
                                                                                                               ------------
                                                                                                                  1,380,000
                                                                                                               ------------
PUBLISHING--0.29%
     350  Hollinger International Publishing, Inc.                          03/15/07           9.250                344,750
                                                                                                               ------------
REAL ESTATE--1.71%
   2,000  D.R. Horton, Inc.                                                 02/01/09           8.000              2,020,000
                                                                                                               ------------
SERVICE--7.36%
   3,000  Allied Waste North America, Inc.                                  08/01/09          10.000              3,090,000
   5,500  American Eco Corp.++(b)                                           05/15/08           9.625                    550
   1,000  Kindercare Learning Center, Inc.                                  02/15/09           9.500                957,500
   5,000  NuCO2, Inc.++                                                     10/31/04          12.000              4,500,000
   4,250  Premier Graphics, Inc. (b)                                        12/01/05          11.500                132,812
                                                                                                               ------------
                                                                                                                  8,680,862
                                                                                                               ------------
SPECIALTY PURPOSE ENTITY--0.12%
     175  Ono Finance PLC                                                   05/01/09          13.000                138,469
                                                                                                               ------------
TEXTILE MILL PRODUCTS--1.27%
   1,500  Simmons Co.                                                       03/15/09          10.250              1,500,000
                                                                                                               ------------
TRANSPORTATION--2.18%
   2,398  Atlantic Express Transportation Corp.                             02/01/04          10.750              1,199,000
   1,500  Stena AB                                                          06/15/07           8.750              1,366,875
                                                                                                               ------------
                                                                                                                  2,565,875
                                                                                                               ------------

PRINCIPAL
 AMOUNT                                                                     MATURITY         INTEREST
  (000)                                                                       DATES            RATES              VALUE
---------                                                                  ----------       ----------         ------------
CORPORATE BONDS--(CONCLUDED)
WIRELESS TELECOMMUNICATIONS--0.97%
$  2,000  Spectrasite Holdings, Inc.                                        03/15/10          10.750%          $  1,140,000
                                                                                                               ------------
Total Corporate Bonds (cost--$153,082,930)                                                                       90,981,521
                                                                                                               ------------
 NUMBER
   OF
 SHARES
--------
COMMON STOCKS(a)--0.49%
COMMERCIAL SERVICES & SUPPLIES--0.00%
 664,249  Waste Systems International, Inc.++(c)                                                                          0
                                                                                                               ------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.06%
  79,417  Park `N View, Inc.                                                                                            794
      75  RCN Corp.                                                                                                     254
  61,644  Song Networks Holding AB, ADR                                                                              73,961
                                                                                                               ------------
                                                                                                                     75,009
                                                                                                               ------------
FOOD PRODUCTS--0.07%
  74,223  Packaged Ice, Inc.                                                                                         83,872
                                                                                                               ------------
GENERAL INDUSTRIAL--0.18%
   1,400  Communications & Power++                                                                                  210,000
                                                                                                               ------------
INDUSTRIAL CONGLOMERATES--0.10%
 234,913  Metal Management, Inc.++(c)                                                                               117,456
                                                                                                               ------------
SPECIALTY RETAIL--0.08%
 640,011  Samuels Jewelers, Inc.++                                                                                   92,162
                                                                                                               ------------
Total Common Stocks (cost--$14,347,142)                                                                             578,499
                                                                                                               ------------

PREFERRED STOCKS--2.65%
COMMUNICATIONS-FIXED--0.01%
   2,218  ICG Holdings, Inc.(a)                                                                                       6,654
                                                                                                               ------------
GENERAL INDUSTRIAL--0.84%
  39,639  Communications & Power++(a)                                                                               990,975
                                                                                                               ------------
HEALTHCARE--1.71%
   2,000  Fresenius Medical Care Capital Trust                                                                    2,021,000
                                                                                                               ------------
MEDIA--0.02%
  19,500  Inter Act Systems, Inc.**++(a)                                                                             19,500
                                                                                                               ------------
RESTAURANTS--0.00%
      63  American Restaurant Group, Inc.(a)(c)                                                                           0
                                                                                                               ------------
SERVICE--0.00%
   5,428  Waste Systems International, Inc.++(a)                                                                      1,357
                                                                                                               ------------
TECHNOLOGY--0.07%
 353,851  Earthwatch, Inc.                                                                                           88,463
                                                                                                               ------------
Total Preferred Stocks (cost--$18,298,797)                                                                        3,127,949
                                                                                                               ------------

NUMBER
  OF
WARRANTS                                                                                                          VALUE
--------                                                                                                       ------------
WARRANTS(a)--0.14%
CABLE--0.00%
  16,995  Knology Holdings, Inc.                                                                               $         17
  10,000  UIH Australia Pacific, Inc.                                                                                     0
                                                                                                               ------------
                                                                                                                         17
                                                                                                               ------------
COMMUNICATIONS-FIXED--0.00%
   6,275  Pathnet, Inc.                                                                                                  63
  26,250  Wam! Net, Inc.                                                                                                262
                                                                                                               ------------
                                                                                                                        325
                                                                                                               ------------
COMMUNICATIONS-MOBILE--0.00%
  15,750  McCaw International Ltd.                                                                                      158
                                                                                                               ------------
FINANCIAL SERVICES--0.00%
   6,000  Olympic Financial Ltd.                                                                                          0
                                                                                                               ------------
GENERAL INDUSTRIAL--0.00%
   8,400  SabreLiner Corp.++(c)                                                                                           0
                                                                                                               ------------
MEDIA--0.02%
  19,500  Inter Act Electronic Marketing, Inc.++                                                                        195
  19,500  Inter Act Systems, Inc.++                                                                                  19,500
                                                                                                               ------------
                                                                                                                     19,695
                                                                                                               ------------
RETAIL--0.00%
  13,146  Samuels Jewelers, Inc.++                                                                                      131
                                                                                                               ------------
SERVICE--0.12%
 109,290  NuCO2, Inc.++                                                                                             147,541
                                                                                                               ------------
TECHNOLOGY--0.00%
  13,700  Electronic Retailing Systems International, Inc.                                                                0
                                                                                                               ------------
Total Warrants (cost--$529,776)                                                                                     167,867
                                                                                                               ------------
Total Investments (cost--$186,258,645)--80.43%                                                                   94,855,836
Other assets in excess of liabilities--19.57%                                                                    23,072,745
                                                                                                               ------------
Net Assets--100.00%                                                                                            $117,928,581
                                                                                                               ============


++   Illiquid securities representing 5.76% of net assets.
+ Denotes a step up bond or zero coupon bond that converts to the noted fixed rate at a designated future date.
** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(a)  Non-income producing securities.
(b)  Bond interest in default.
(c) Security is being fair valued by a management committee under the direction of the board of directors.
ADR  American Depositary Receipt.



                 See accompanying notes to financial statements

STATEMENT OF ASSETS AND LIABILITIES                            NOVEMBER 30, 2001

ASSETS
Investments in securities, at value (cost--$186,258,645)                                            $  94,855,836
Cash                                                                                                   20,904,457
Interest receivable                                                                                     2,721,997
                                                                                                    -------------
Total assets                                                                                          118,482,290
                                                                                                    -------------
LIABILITIES
Dividends payable                                                                                         166,980
Payable to affiliates                                                                                      94,724
Payable for shares of beneficial interest repurchased                                                      55,168
Accrued expenses and other liabilities                                                                    236,837
                                                                                                    -------------
Total liabilities                                                                                         553,709
                                                                                                    -------------
NET ASSETS
Beneficial interest--$0.001 par value (unlimited amount authorized)                                   459,519,074
Accumulated net realized losses from investments                                                     (250,187,684)
Net unrealized depreciation of investments                                                            (91,402,809)
                                                                                                    -------------
Net assets                                                                                          $ 117,928,581
                                                                                                    =============
CLASS A:
Net assets                                                                                          $  75,847,358
                                                                                                    -------------
Shares outstanding                                                                                     23,125,101
                                                                                                    -------------
Net asset value and redemption value per share                                                              $3.28
                                                                                                            =====
Maximum offering price per share (net asset value plus sales charge of 4.00% of offering price)             $3.42
                                                                                                            =====
CLASS B:
Net assets                                                                                          $  20,972,235
                                                                                                    -------------
Shares outstanding                                                                                      6,398,808
                                                                                                    -------------
Net asset value and offering price per share                                                                $3.28
                                                                                                            =====
CLASS C:
Net assets                                                                                          $  20,792,508
                                                                                                    -------------
Shares outstanding                                                                                      6,330,500
                                                                                                    -------------
Net asset value and offering price per share                                                                $3.28
                                                                                                            =====
CLASS Y:
Net assets                                                                                          $     316,480
                                                                                                    -------------
Shares outstanding                                                                                         96,550
                                                                                                    -------------
Net asset value, offering price and redemption value per share                                              $3.28
                                                                                                            =====


                 See accompanying notes to financial statements

STATEMENT OF OPERATIONS

                                                                                                  FOR THE YEAR
                                                                                                      ENDED
                                                                                                NOVEMBER 30, 2001
                                                                                                -----------------
INVESTMENT INCOME:
Interest and dividends                                                                            $ 19,420,511
                                                                                                  ------------
EXPENSES:
Investment management and administration                                                               724,303
Service fees--Class A                                                                                  229,340
Service and distribution fees--Class B                                                                 261,807
Service and distribution fees--Class C                                                                 199,214
Transfer agency fees                                                                                   225,678
Professional fees                                                                                      158,897
Reports and notices to shareholders                                                                    130,104
Custody and accounting                                                                                  72,434
State registration fees                                                                                 38,453
Trustees' fees                                                                                          10,500
Other expenses                                                                                          50,096
                                                                                                  ------------
                                                                                                     2,100,826
                                                                                                  ------------
Net investment income                                                                               17,319,685
                                                                                                  ------------
REALIZED AND UNREALIZED LOSSES FROM INVESTMENT ACTIVITIES:
Net realized losses from investment transactions                                                   (18,143,756)
Net change in unrealized appreciation/depreciation of investments                                   (4,562,438)
                                                                                                  ------------
NET REALIZED AND UNREALIZED LOSSES FROM INVESTMENT ACTIVITIES                                      (22,706,194)
                                                                                                  ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                              $ (5,386,509)
                                                                                                  ============


                 See accompanying notes to financial statements

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                       FOR THE YEARS ENDED
                                                                                                            NOVEMBER 30,
                                                                                                  -------------------------------
                                                                                                       2001              2000
                                                                                                  -------------      ------------
FROM OPERATIONS:
Net investment income                                                                             $  17,319,685      $ 30,201,901
Net realized losses from investment transactions                                                    (18,143,756)      (92,495,311)
Net change in unrealized appreciation/depreciation of investments                                    (4,562,438)      (19,882,362)
                                                                                                  -------------      ------------
Net decrease in net assets resulting from operations                                                 (5,386,509)      (82,175,772)
                                                                                                  -------------      ------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income--Class A                                                                      (11,822,535)      (20,012,025)
Net investment income--Class B                                                                       (3,165,583)       (6,184,676)
Net investment income--Class C                                                                       (3,281,328)       (6,217,860)
Net investment income--Class Y                                                                          (49,955)         (118,564)
                                                                                                  -------------      ------------
Total dividends to shareholders                                                                     (18,319,401)      (32,533,125)
                                                                                                  -------------      ------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares                                                                 28,782,543        34,043,733
Cost of shares repurchased                                                                          (61,932,354)     (175,105,429)
Proceeds from dividends reinvested                                                                    7,645,030        13,592,356
                                                                                                  -------------      ------------
Net decrease in net assets from beneficial interest transactions                                    (25,504,781)     (127,469,340)
                                                                                                  -------------      ------------
Net decrease in net assets                                                                          (49,210,691)     (242,178,237)
NET ASSETS:
Beginning of year                                                                                   167,139,272       409,317,509
                                                                                                  -------------      ------------
End of year (including undistributed net investment income of $999,716 at November 30, 2000)      $ 117,928,581      $167,139,272
                                                                                                  =============      ============

                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

   Managed Investments Trust (the "Trust") was organized under Massachusetts law by a Declaration of Trust dated November 21, 1986 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end, diversified investment company. The Trust is a series mutual fund with three funds: PaineWebber High Income Fund (the "Fund"), Brinson Strategy Fund and Brinson Equity Focus Fund. The financial statements for Brinson Strategy Fund and Brinson Equity Focus Fund are not included herein.

   Currently, the Fund offers Class A, Class B, Class C and Class Y shares. Each class represents interests in the same assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency expenses. In addition, Class B shares and all corresponding reinvested dividend shares automatically convert to Class A shares approximately six years after issuance. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plan. Class Y shares have no service or distribution plan.

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

   VALUATION OF INVESTMENTS--The Fund calculates its net asset value based on the current market value for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the last sale price on Nasdaq prior to valuation. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by Brinson Advisors, Inc. ("Brinson Advisors"), the investment manager and administrator of the Fund, or by the Fund's sub-advisor. Brinson Advisors is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust's board of trustees (the "Board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.

   REPURCHASE AGREEMENTS--The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund occasionally participates in joint repurchase agreement transactions with other funds managed or advised by Brinson Advisors. As of November 30, 2001 there were no repurchase agreements outstanding.

   INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

   Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

   DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and distributions from realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

   The ability of the issuers of the debt securities held by the Fund to meet their obligations, may be affected by economic developments, including those particular to a specific industry, country or region.

INVESTMENT MANAGER AND ADMINISTRATOR, SUB-ADVISOR

   The Fund has an Investment Management and Administration Contract ("Management Contract") with Brinson Advisors, under which Brinson Advisors serves as investment manager and administrator of the Fund. In accordance with the Management Contract, the Fund pays Brinson Advisors an investment management and administration fee, which is accrued daily and paid monthly, at the annual rate of 0.50% of the Fund's average daily net assets. At November 30, 2001, the Fund owed Brinson Advisors $45,971, in investment management and administration fees.

   Under a separate contract with Brinson Advisors ("Sub-Advisory Contract"), Massachusetts Financial Services Company ("MFS") serves as the sub-advisor for the Fund. Under the Sub-Advisory Contract, Brinson Advisors (not the Fund) pays MFS a fee of 0.45%, accrued daily and payable monthly.

DISTRIBUTION PLANS

   Brinson Advisors is the distributor of the Fund's shares and has appointed UBS PaineWebber, Inc. ("UBS PaineWebber-SM-*), an indirect wholly owned subsidiary of UBS AG, as the exclusive dealer for the sale of those shares. Under separate plans of service and/or distribution pertaining to the Class A, Class B and Class C shares, the Fund pays Brinson Advisors monthly service fees at the annual rate of 0.25% of the average daily net assets of Class A, Class B and Class C shares and monthly distribution fees at the annual rate of 0.75% and 0.50% of the average daily net assets of Class B and Class C shares, respectively. At November 30, 2001, the Fund owed Brinson Advisors $48,753, in service and distribution fees.

   Brinson Advisors also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A, Class B and Class C shares. For the year ended November 30, 2001, Brinson Advisors earned $127,764 in sales charges.

----------------
* UBS PaineWebber is a service mark of UBS AG.

SECURITY LENDING

   The Fund may lend securities up to 33 1/3% of its total assets to qualified institutions. The loans are secured at all times by cash or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest, determined on a daily basis and adjusted accordingly. The Fund will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation, which is included in interest income, for lending its securities from interest earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS PaineWebber has been approved as a borrower under the Fund's security lending program. For the year ended November 30, 2001, the Fund did not engage in securities lending.

BANK LINE OF CREDIT

   The Fund may participate with other funds managed by Brinson Advisors in a $100 million committed credit facility ("Facility") to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Fund at the request of the shareholders and other temporary or emergency purposes. In connection therewith, the Fund has agreed to pay a commitment fee, pro rata, based on the relative asset size of the Funds in the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. For the year ended November 30, 2001, the Fund did not borrow under the Facility.

TRANSFER AGENCY SERVICE FEES

   UBS PaineWebber provides transfer agency related services to the Fund pursuant to a delegation of authority from PFPC Inc., the Fund's transfer agent, and is compensated for these services by PFPC Inc., not the Fund. For the year ended November 30, 2001, UBS PaineWebber received from PFPC Inc. (not the Fund) approximately 50% of the total transfer agency fees collected by PFPC Inc. from the Fund.

INVESTMENT IN SECURITIES

   For federal income tax purposes, the cost of securities owned at November 30, 2001 was substantially the same as the cost of securities for financial statement purposes.

   At November 30, 2001, the components of the net unrealized depreciation of investments was as follows:

        Gross appreciation (investments having an excess of value over cost)           $  4,029,688
        Gross depreciation (investments having an excess of cost over value)            (95,432,497)
                                                                                       ------------
        Net unrealized depreciation of investments                                     $(91,402,809)
                                                                                       ============

   For the year ended November 30, 2001, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were $9,805,143 and $47,375,515, respectively.

FEDERAL TAX STATUS

   The Fund intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

   At November 30, 2001, the Fund had a net capital loss carryforward of $252,489,607 which is available as a reduction, to the extent provided in the regulations, of future net realized capital gains, and will expire between November 30, 2002 and November 30, 2009. To the extent that such losses are used to offset future net realized capital gains, it is probable that these gains will not be distributed.

SHARES OF BENEFICIAL INTEREST

   There is an unlimited number of $0.001 par value shares of beneficial interest authorized for the Fund. Transactions in shares of beneficial interest were as follows:

                               CLASS A                     CLASS B                       CLASS C                     CLASS Y
                      --------------------------   --------------------------   --------------------------   ----------------------
                         SHARES        AMOUNT        SHARES         AMOUNT        SHARES         AMOUNT       SHARES       AMOUNT
                      -----------   ------------   ----------    ------------   ----------    ------------   --------   -----------
YEAR ENDED
NOVEMBER 30, 2001:

Shares sold             4,821,531   $ 18,147,133    1,504,558    $  5,796,264    1,215,129    $  4,768,731     18,515   $    70,415

Shares repurchased    (10,464,685)   (39,157,750)  (2,762,624)    (10,344,239)  (3,231,479)    (12,219,383)   (54,743)     (210,982)

Shares converted
  from Class B to
  Class A                 587,913      2,314,255     (588,527)     (2,314,255)          --              --         --            --

Dividends reinvested    1,357,260      4,967,315      313,872       1,148,089      402,662       1,480,424     13,416        49,202
                      -----------   ------------   ----------    ------------   ----------    ------------   --------   -----------
Net decrease           (3,697,981)  $(13,729,047)  (1,532,721)   $ (5,714,141)  (1,613,688)   $ (5,970,228)   (22,812)  $   (91,365)
                      ===========   ============   ==========    ============   ==========    ============   ========   ===========
YEAR ENDED
NOVEMBER 30, 2000:

Shares sold             3,330,564   $ 22,575,418    1,176,129    $  6,316,352      820,592    $  4,800,286     61,054   $   351,677

Shares repurchased    (19,083,768)  (102,690,425)  (5,993,043)    (35,128,865)  (6,678,282)    (35,470,612)  (313,755)   (1,815,527)

Shares converted
  from Class B to
  Class A               2,927,629     13,643,828   (2,929,955)    (13,643,828)          --              --        --             --

Dividends reinvested    1,582,919      8,293,874      395,730       2,094,101      582,660       3,087,759     21,465       116,622
                      -----------   ------------   ----------    ------------   ----------    ------------   --------   -----------
Net decrease          (11,242,656)  $(58,177,305)  (7,351,139)   $(40,362,240)  (5,275,030)   $(27,582,567)  (231,236)  $(1,347,228)
                      ===========   ============   ==========    ============   ==========    ============   ========   ===========

SUBSEQUENT EVENT

   Effective as of the close of business on November 30, 2001 (the "Reorganization Date"), all of the Fund's assets and stated liabilities were assumed by the Brinson High Yield Fund. The acquisition was accomplished by a tax-free exchange of 10,526,752; 2,911,619; 2,886,568 and 43,748 Class A, B, C
and Y shares, respectively, of the Brinson High Yield Fund for 23,125,101; 6,398,808; 6,330,500 and 96,550 Class A, B, C and Y shares, respectively, of the Fund outstanding on the Reorganization Date. The Fund's net assets of that date, valued at $117,928,581 including net unrealized depreciation of investments of $91,402,809 were combined with those of the Brinson High Yield Fund. All shares were exchanged at net asset value. Accordingly, no shareholder had any gain or loss as a result of the exchange.

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

                                                                                             CLASS A
                                                                    --------------------------------------------------------
                                                                                FOR THE YEARS ENDED NOVEMBER 30,
                                                                    --------------------------------------------------------
                                                                      2001       2000++       1999        1998        1997
                                                                    --------    --------    --------    --------    --------
Net asset value, beginning of year                                  $   3.90    $   6.12    $   6.66    $   7.63    $   7.35
                                                                    --------    --------    --------    --------    --------
Net investment income                                                   0.45        0.57**      0.71**      0.67        0.69
Net realized and unrealized gains (losses)
 from investment transactions                                          (0.59)      (2.19)**   (0.55)**     (0.99)       0.27
                                                                    --------    --------    --------    --------    --------
Net increase (decrease) from investment operations                     (0.14)      (1.62)       0.16       (0.32)       0.96
                                                                    --------    --------    --------    --------    --------
Dividends from net investment income                                   (0.48)      (0.60)      (0.70)      (0.65)      (0.68)
                                                                    --------    --------    --------    --------    --------
Net asset value, end of year                                        $   3.28    $   3.90    $   6.12    $   6.66    $   7.63
                                                                    ========    ========    ========    ========    ========
Total investment return (1)                                            (4.15)%   (28.32)%      2.42%      (4.46)%     13.59%
                                                                    ========    ========    ========    ========    ========
Ratios/Supplemental Data:
Net assets, end of year (000's)                                     $ 75,847    $104,692    $232,825    $258,559    $272,325
Expenses to average net assets                                          1.22%       1.00%       0.94%       0.91%       0.98%
Net investment income to average net assets                            12.19%      10.58%      10.83%       9.10%       9.21%
Portfolio turnover rate                                                    8%         64%         62%        161%        160%

--------------
**   Calculated using average daily shares outstanding for the year.
++ Investment Advisory functions for the Fund were transferred from Brinson Advisors, Inc. to Massachusetts Financial Services Company on October 10, 2000.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. The figures do not include sales charges or program fees; results would be lower if they were included.

                                                                                             CLASS B
                                                                    --------------------------------------------------------
                                                                                FOR THE YEARS ENDED NOVEMBER 30,
                                                                    --------------------------------------------------------
                                                                      2001       2000++       1999        1998        1997
                                                                    -------     -------     -------     --------    --------
Net asset value, beginning of year                                  $  3.90     $  6.11     $  6.65     $   7.63    $   7.35
                                                                    -------     -------     -------     --------    --------
Net investment income                                                  0.44        0.53**      0.66**       0.63        0.63
Net realized and unrealized gains (losses)
 from investment transactions                                         (0.61)      (2.18)**    (0.55)**     (1.01)       0.27
                                                                    -------     -------     -------     --------    --------
Net increase (decrease) from investment operations                    (0.17)      (1.65)       0.11        (0.38)       0.90
                                                                    -------     -------     -------     --------    --------
Dividends from net investment income                                  (0.45)      (0.56)      (0.65)       (0.60)      (0.62)
                                                                    -------     -------     -------     --------    --------
Net asset value, end of year                                        $  3.28     $  3.90     $  6.11     $   6.65    $   7.63
                                                                    =======     =======     =======     ========    ========
Total investment return (1)                                           (4.86)%    (28.76)%      1.63%       (5.32)%     12.76%
                                                                    =======     =======     =======     ========    ========
Ratios/Supplemental Data:
Net assets, end of year (000's)                                     $20,972     $30,933     $93,390     $176,997    $236,656
Expenses to average net assets                                         1.97%       1.77%       1.70%        1.66%       1.73%
Net investment income to average net assets                           11.42%       9.70%      10.03%        8.30%       8.45%
Portfolio turnover rate                                                   8%         64%         62%         161%        160%

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

                                                                                        CLASS C
                                                                    ---------------------------------------------------------
                                                                           FOR THE YEARS ENDED NOVEMBER 30,
                                                                    ---------------------------------------------------------
                                                                      2001       2000++       1999        1998        1997
                                                                    -------     -------     -------     -------     --------
Net asset value, beginning of year                                  $  3.91     $  6.12     $  6.67     $  7.64     $   7.36
                                                                    -------     -------     -------     -------     --------
Net investment income                                                  0.43        0.55**      0.67**      0.64         0.65
Net realized and unrealized gains (losses)
 from investment transactions                                         (0.60)      (2.19)**    (0.55)**    (0.99)        0.27
                                                                    -------     -------     -------     -------     --------
Net increase (decrease) from investment operations                    (0.17)      (1.64)       0.12       (0.35)        0.92
                                                                    -------     -------     -------     -------     --------
Dividends from net investment income                                  (0.46)      (0.57)      (0.67)      (0.62)       (0.64)
                                                                    -------     -------     -------     -------     --------
Net asset value, end of year                                        $  3.28     $  3.91     $  6.12     $  6.67     $   7.64
                                                                    =======     =======     =======     =======     ========
Total investment return (1)                                           (4.88)%    (28.51)%      1.75%      (4.92)%      13.03%
                                                                    =======     =======     =======     =======     ========
Ratios/Supplemental Data:
Net assets, end of year (000's)                                     $20,793     $31,049     $80,961     $98,982     $115,757
Expenses to average net assets                                         1.73%       1.50%       1.44%       1.41%        1.48%
Net investment income to average net assets                           11.66%      10.05%      10.34%       8.58%        8.66%
Portfolio turnover rate                                                   8%         64%         62%        161%         160%

--------------
*    Annualized.
**   Calculated using average daily shares outstanding for the year.
+    Commencement of issuance of shares.
++ Investment Advisory functions for the Fund were transferred from Brinson Advisors, Inc. to Massachusetts Financial Services Company on October 10, 2000.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. The figures do not include sales charges or program fees; results would be lower if they were included.

                                                                                      CLASS Y
                                                                    -----------------------------------------------
                                                                                                       FOR THE PERIOD
                                                                                                         FEBRUARY 20,
                                                                           FOR THE YEARS ENDED              1998+
                                                                               NOVEMBER 30,                THROUGH
                                                                    -------------------------------      NOVEMBER 30,
                                                                     2001        2000++       1999          1998
                                                                    -----        ------      ------        ------
Net asset value, beginning of year                                  $3.90        $6.11       $ 6.65        $ 7.79
                                                                    -----        -----       ------        ------
Net investment income                                                0.46         0.62**       0.72**        0.53
Net realized and unrealized gains (losses)
 from investment transactions                                       (0.59)       (2.22)**     (0.54)**      (1.14)
                                                                    -----        -----       ------        ------
Net increase (decrease) from investment operations                  (0.13)       (1.60)        0.18         (0.61)
                                                                    -----        -----       ------        ------
Dividends from net investment income                                (0.49)       (0.61)       (0.72)        (0.53)
                                                                    -----        -----       ------        ------
Net asset value, end of year                                        $3.28        $3.90       $ 6.11        $ 6.65
                                                                    -----        -----       ------        ------
                                                                    -----        -----       ------        ------
Total investment return (1)                                         (3.93)%     (28.01)%       2.68%        (8.43)%
                                                                    -----        -----       ------        ------
                                                                    -----        -----       ------        ------
Ratios/Supplemental Data:
Net assets, end of year (000's)                                     $ 316        $ 466       $2,142        $2,633
Expenses to average net assets                                       0.97%        0.74%        0.68%         0.63%*
Net investment income to average net assets                         12.41%       10.62%       11.16%         9.78%*
Portfolio turnover rate                                                 8%          64%          62%          161%

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS


The Board of Trustees and Shareholders
PaineWebber High Income Fund

   We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of PaineWebber High Income Fund (the "Fund") as of November 30, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of November 30, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PaineWebber High Income Fund at November 30, 2001, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.


                                                  /s/ Ernst & Young LLP


New York, New York
January 22, 2002

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DIRECTORS

E. Garrett Bewkes, Jr.
CHAIRMAN

Margo N. Alexander

Richard Q. Armstrong

David J. Beaubien

Richard R. Burt

Meyer Feldberg

George W. Gowen

William W. Hewitt, Jr.

Morton L. Janklow

Frederic V. Malek

Carl W. Schafer

William D. White

PRINCIPAL OFFICERS

Brian M. Storms
PRESIDENT

Amy R. Doberman
VICE PRESIDENT AND SECRETARY

Paul H. Schubert
VICE PRESIDENT AND TREASURER

INVESTMENT MANAGER,
ADMINISTRATOR AND DISTRIBUTOR

Brinson Advisors, Inc.
51 West 52nd Street
New York, New York 10019-6114

SUB-ADVISOR

Massachusetts Financial Services Company
500 Boylston Street
Boston, MA 02116


THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF THE FUND UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.


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                  UBS PaineWebber is a service mark of UBS AG.
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PAINEWEBBER HIGH INCOME FUND


NOVEMBER 30, 2001


ANNUAL REPORT